Long-Term Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Long-Term Investment

6.	Long-Term Investment

The Company had the following long-term investment accounted under the equity method as of March 31, 2014 and December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of March 31, 2014 and December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2013	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis March 31, 2014

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	100,266	-	(47,423)	(477)	52,366

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013
Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266

6.	Long-Term Investment

The Company had the following long-term investment accounted under the equity method as of December 31, 2013:

Type	Equity Investee	Equity Investment Ownership	Profit rate of distribution

Equity	Xun Yun Tian Technologies (Zhejiang)	20%	20%

Equity investment in affiliate as of December 31, 2013 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis December 31, 2012	Increase share in Equity Company	Proportional Share of the Equity-Accounted Affiliate’s Net loss	Foreign currency Translation Adjustment	Ending Equity Investment Basis December 31, 2013

Equity	Xun Yun Tian Technologies (Zhejiang), PRC	-	322,676	(223,771)	1,361	100,266